Consolidated Statements of Changes in (Deficit) Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock	Share Capital Subscription	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2020		77,961
Balance, amount at Dec. 31, 2020	$ 2,145	$ 151,722	$ (589)	$ 31,037	$ (180,025)
Statement [Line Items]
Stock-based compensation, shares		750
Stock-based compensation, amount	282	$ 1,020	0	(738)
Net loss	(2,439)				(2,439)
Balance, amount at Mar. 31, 2021	(12)	$ 152,742	(589)	30,299	(182,464)
Balance, shares at Mar. 31, 2021		78,711
Balance, shares at Dec. 31, 2021		85,546
Balance, amount at Dec. 31, 2021	(506)	$ 165,061	(589)	27,584	(192,562)
Statement [Line Items]
Net loss	(5,086)	$ 0		0	(5,086)
Share issuance for cash and share subscription, shares		3,984
Share issuance for cash and share subscription, amount	2,366	$ 4,834	(1,900)	(568)	0
Warrant issued	1,741
Stock-based compensation and service fee, Shares		750
Stock-based compensation and service fee, amount	95	$ 1,020	0	(925)	0
Balance, amount at Mar. 31, 2022	$ (1,390)	$ 170,915	$ (2,489)	$ 27,832	$ (197,648)
Balance, shares at Mar. 31, 2022		90,280